UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2015

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2014 (unaudited)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—42.9%
	Aerospace & Defense—1.3%
239,625	United Technologies Corp., 7.50%, 8/1/15	$14,379,896

	Automobiles—1.3%
495,375	The Goldman Sachs Group, Inc., 8.50%, 12/16/14 (General Motors) (a)	14,875,120

	Banks—5.9%
9,695	Huntington Bancshares, Inc., 8.50% (b)	12,991,300
1,064,500	JPMorgan Chase & Co., 8.00%, 9/18/15 (Bank of America) (a)	17,553,605
364,075	The Goldman Sachs Group, Inc., 8.00%, 1/14/15 (Citigroup Inc.) (a)	17,872,442
13,990	Wells Fargo & Co., 7.50%, Ser. L (b)	17,173,075

		65,590,422

	Diversified Financial Services—1.4%
13,220	Bank of America Corp., 7.25%, Ser. L (b)	15,710,648

	Electric Utilities—0.4%
85,390	Exelon Corp., 6.50%, 6/1/17	4,456,504

	Energy Equipment & Services—1.5%
313,380	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes) (a)	16,850,443

	Food Products—1.5%
326,360	Wells Fargo & Co., 8.00%, 8/28/15 (Archer-Daniels-Midland Co.) (a)	16,471,389

	Health Care Equipment & Supplies—1.7%
273,890	Credit Suisse AG, 8.00%, 6/23/15 (Medtronic, Inc.) (a)	18,769,682

	Health Care Providers & Services—1.8%
339,700	JPMorgan Chase & Co., 8.00%, 5/5/15 (HCA Holdings, Inc.) (a)	20,280,090

	Household Durables—1.8%
171,185	Stanley Black & Decker, Inc., 6.25%, 11/17/16	19,753,037

	Independent Power & Renewable Electricity Producers—0.9%
91,960	Dynegy, Inc., 5.375%, 11/1/17	9,889,378

	Internet Software & Services—1.4%
349,200	Barclays Bank PLC, 8.00%, 10/28/15 (Twitter, Inc.) (a)	16,010,820

	Metals & Mining—1.5%
25,615	Alcoa, Inc., 5.375%, 10/1/17	1,365,280
792,720	ArcelorMittal, 6.00%, 1/15/16	15,668,586

		17,033,866

	Multiline Retail—1.6%
317,620	The Goldman Sachs Group, Inc., 8.00%, 1/12/15 (Macy’s) (a)	17,957,917

	Multi-Utilities—1.7%
239,645	AES Trust III, 6.75%, 10/15/29	12,188,345
128,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,649,875

		18,838,220

	Oil, Gas & Consumable Fuels—2.1%
191,170	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.) (a)	14,853,909
14,100	Energy XXI Bermuda Ltd., 5.625% (b)	1,513,548
124,235	PetroQuest Energy, Inc., 6.875% (b)	5,062,576
34,155	Sanchez Energy Corp., 6.50%, 4/6/18 (b)	1,439,223

		22,869,256

	Pharmaceuticals—3.6%
143,430	Bank of America Corp., 8.00%, 2/10/15 (Allergan, Inc.) (a)	23,674,556
333,295	JPMorgan Chase & Co., 8.00%, 4/30/15 (Mylan, Inc.) (a)	16,931,386

		40,605,942

	Real Estate Investment Trust—4.2%
439,700	Alexandria Real Estate Equities, Inc., 7.00% (b)	12,157,705
798,310	FelCor Lodging Trust, Inc., 1.95%, Ser. A (b)	21,235,046
208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (b)	13,633,064

		47,025,815

	Semiconductors & Semiconductor Equipment—3.4%
246,000	Barclays Bank PLC, 8.00%, 11/9/15 (Lam Research Corp.) (a)	19,756,260
530,000	Wells Fargo & Co., 8.00%, 6/18/15 (Micron Technology, Inc.) (a)	17,521,800

		37,278,060

AllianzGI Convertible & Income Fund

November 30, 2014 (unaudited) (continued)

Shares		Value*
	Specialty Retail—2.1%
16,000	Barnes & Noble, Inc., 7.75%, 8/18/21 (c)(d)	$23,385,000

	Technology Hardware, Storage & Peripherals—1.8%
27,900	Bank of America Corp., 8.00%, 5/12/15 (Apple, Inc.) (a)	20,280,231

	Total Convertible Preferred Stock (cost-$448,969,051)	478,311,736

Principal Amount (000s)
CORPORATE BONDS & NOTES—40.4%
	Advertising—0.4%
$5,650	Affinion Group, Inc., 7.875%, 12/15/18	4,308,125

	Aerospace & Defense—0.5%
250	Bombardier, Inc., 6.00%, 10/15/22 (c)(d)	254,425
5,570	Erickson, Inc., 8.25%, 5/1/20	5,263,650

		5,518,075

	Air Freight & Logistics—0.7%
6,820	XPO Logistics, Inc., 7.875%, 9/1/19 (c)(d)	7,280,350

	Auto Components—0.8%
4,180	Chassix, Inc., 9.25%, 8/1/18 (c)(d)	2,831,950
5,280	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	5,689,200

		8,521,150

	Auto Manufacturers—0.7%
7,410	Chrysler Group LLC, 8.25%, 6/15/21	8,299,200

	Commercial Services—2.5%
4,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	4,400,000
11,500	Cenveo Corp., 11.50%, 5/15/17	10,867,500
5,705	DynCorp International, Inc., 10.375%, 7/1/17	4,880,627
7,375	Monitronics International, Inc., 9.125%, 4/1/20	7,338,125

		27,486,252

	Commercial Services & Supplies—0.6%
5,645	United Rentals North America, Inc., 8.375%, 9/15/20	6,096,600

	Construction Materials—0.7%
7,310	US Concrete, Inc., 8.50%, 12/1/18	7,858,250

	Consumer Finance—0.8%
3,210	Navient Corp., 8.45%, 6/15/18	3,635,325
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	5,650,575

		9,285,900

	Distribution/Wholesale—0.8%
8,170	HD Supply, Inc., 11.00%, 4/15/20	9,395,500

	Diversified Consumer Services—0.6%
6,815	Cambium Learning Group, Inc., 9.75%, 2/15/17	6,746,850

	Diversified Financial Services—1.9%
8,395	Affinion Investments LLC, 13.50%, 8/15/18 (c)(d)	6,799,626
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	7,160,350
7,130	12.75%, 5/1/20 (c)(d)	5,097,950
2,500	Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20	2,418,750

		21,476,676

	Diversified Telecommunications—0.5%
4,923	Cincinnati Bell, Inc., 8.75%, 3/15/18	5,102,689

	Electrical Components & Equipment—1.2%
13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	13,890,663

	Electronic Equipment, Instruments & Components—1.4%
7,725	Kemet Corp., 10.50%, 5/1/18	7,995,375
7,500	Viasystems, Inc., 7.875%, 5/1/19 (c)(d)	7,950,000

		15,945,375

AllianzGI Convertible & Income Fund

November 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Energy Equipment & Services—0.1%
$2,830	Hercules Offshore, Inc., 8.75%, 7/15/21 (c)(d)	$1,315,950

	Food & Staples Retailing—0.5%
5,000	US Foods, Inc., 8.50%, 6/30/19	5,317,500

	Health Care Providers & Services—1.6%
8,875	ExamWorks Group, Inc., 9.00%, 7/15/19	9,496,250
	Tenet Healthcare Corp.,
3,500	5.00%, 3/1/19 (c)(d)	3,456,250
4,530	8.125%, 4/1/22	5,073,600

		18,026,100

	Healthcare-Products—0.9%
8,885	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	9,862,350

	Hotels, Restaurants & Leisure—0.9%
8,405	MGM Resorts International, 11.375%, 3/1/18	10,128,025

	Household Durables—1.1%
	Beazer Homes USA, Inc.,
2,945	7.25%, 2/1/23	2,937,638
5,045	9.125%, 5/15/19	5,284,637
3,950	Jarden Corp., 7.50%, 5/1/17	4,354,875

		12,577,150

	Household Products/Wares—0.7%
7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	8,237,825

	Internet Software & Services—1.2%
	EarthLink, Inc.,
2,800	7.375%, 6/1/20	2,926,000
10,060	8.875%, 5/15/19	10,298,925

		13,224,925

	Iron/Steel—0.6%
7,305	AK Steel Corp., 8.375%, 4/1/22	7,049,325

	Lodging—0.2%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,733,900

	Machinery—1.1%
5,250	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (c)(d)	5,460,000
6,755	Navistar International Corp., 8.25%, 11/1/21	6,982,981

		12,442,981

	Media—2.8%
5,500	AMC Entertainment, Inc., 9.75%, 12/1/20	6,118,750
8,355	McClatchy Co., 9.00%, 12/15/22	9,305,381
8,220	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	9,268,050
3,745	Mood Media Corp., 9.25%, 10/15/20 (c)(d)	3,164,525
3,871	SFX Entertainment, Inc., 9.625%, 2/1/19 (c)(d)	3,532,288

		31,388,994

	Metals & Mining—2.0%
6,590	ArcelorMittal, 10.35%, 6/1/19	8,048,037
3,680	HudBay Minerals, Inc., 9.50%, 10/1/20	3,827,200
	Thompson Creek Metals Co., Inc.,
8,295	7.375%, 6/1/18	7,610,663
2,830	12.50%, 5/1/19	3,013,950

		22,499,850

	Miscellaneous Manufacturing—0.7%
7,350	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (c)(d)	7,377,563

	Oil & Gas—1.3%
9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	8,145,000
6,038	United Refining Co., 10.50%, 2/28/18	6,460,660

		14,605,660

AllianzGI Convertible & Income Fund

November 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—1.6%
$2,840	Arch Coal, Inc., 9.875%, 6/15/19	$1,263,800
5,050	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	5,542,375
4,500	Laredo Petroleum, Inc., 9.50%, 2/15/19	4,702,500
5,615	Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	5,074,556
730	Ultra Petroleum Corp., 6.125%, 10/1/24 (c)(d)	667,950

		17,251,181

	Packaging & Containers—0.7%
6,692	Tekni-Plex, Inc., 9.75%, 6/1/19 (c)(d)	7,361,200

	Paper & Forest Products—0.3%
3,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	3,240,000

	Pharmaceuticals—0.2%
2,290	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (c)(d)	2,242,757

	Real Estate Investment Trust—0.3%
3,085	Kennedy-Wilson, Inc., 5.875%, 4/1/24	3,100,425

	Retail—0.9%
9,465	Neiman Marcus Group LTD LLC, 8.00%, 10/15/21 (c)(d)	10,127,550

	Semiconductors & Semiconductor Equipment—1.0%
3,745	Amkor Technology, Inc., 6.375%, 10/1/22	3,707,550
7,160	Freescale Semiconductor, Inc., 10.75%, 8/1/20	7,893,900

		11,601,450

	Software—1.7%
	First Data Corp.,
5,645	8.25%, 1/15/21 (c)(d)	6,068,375
1,834	10.625%, 6/15/21	2,099,930
9,045	12.625%, 1/15/21	10,786,163

		18,954,468

	Specialty Retail—1.1%
4,160	Brown Shoe Co., Inc., 7.125%, 5/15/19	4,357,600
3,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (c)(d)	3,561,250
5,500	Conn’s, Inc., 7.25%, 7/15/22 (c)(d)	4,798,750

		12,717,600

	Telecommunications—1.3%
7,415	Consolidated Communications, Inc., 10.875%, 6/1/20	8,443,831
5,660	Windstream Corp., 7.50%, 4/1/23	5,787,350

		14,231,181

	Transportation—0.7%
7,239	Quality Distribution LLC, 9.875%, 11/1/18	7,655,242

	Wireless Telecommunication Services—0.8%
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	8,988,238

	Total Corporate Bonds & Notes (cost-$463,701,610)	450,471,045

CONVERTIBLE BONDS & NOTES—14.8%
	Capital Markets—2.6%
7,740	Ares Capital Corp., 5.75%, 2/1/16	8,059,275
13,195	BGC Partners, Inc., 4.50%, 7/15/16	14,143,391
8,460	Walter Investment Management Corp., 4.50%, 11/1/19	6,604,087

		28,806,753

	Commercial Services—1.8%
20,305	Cenveo Corp., 7.00%, 5/15/17	19,733,922

AllianzGI Convertible & Income Fund

November 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Construction Materials—0.8%
$7,645	Cemex S.A.B. de C.V., 4.875%, 3/15/15	$8,763,081

	Diversified Consumer Services—0.4%
5,875	Ascent Capital Group, Inc., 4.00%, 7/15/20	4,894,610

	Hotels, Restaurants & Leisure—0.5%
4,270	MGM Resorts International, 4.25%, 4/15/15	5,372,194

	Insurance—0.3%
3,965	HCI Group, Inc., 3.875%, 3/15/19 (c)(d)	3,756,838

	Life Sciences Tools & Services—0.4%
4,420	Sequenom, Inc., 5.00%, 10/1/17	4,182,425

	Machinery—2.0%
	Meritor, Inc.,
12,480	4.625%, 3/1/26 (e)	12,542,400
6,225	7.875%, 3/1/26	10,041,703

		22,584,103

	Oil, Gas & Consumable Fuels—0.6%
9,960	Goodrich Petroleum Corp., 5.00%, 10/1/32	6,747,900

	Personal Products—1.1%
15,310	Herbalife Ltd., 2.00%, 8/15/19 (c)(d)	12,027,995

	Real Estate Investment Trust—0.6%
7,070	IAS Operating Partnership LP, 5.00%, 3/15/18 (c)(d)	6,751,850

	Software—0.9%
10,320	TeleCommunication Systems, Inc., 7.75%, 6/30/18	9,804,000

	Thrifts & Mortgage Finance—0.7%
6,535	MGIC Investment Corp., 5.00%, 5/1/17	7,392,719

	Tobacco—2.0%
	Vector Group Ltd., (f)
5,665	1.75%, 4/15/20	6,043,847
11,865	2.50%, 1/15/19	16,836,494

		22,880,341

	Trading Companies & Distribution—0.1%
1,190	Titan Machinery, Inc., 3.75%, 5/1/19	915,556

	Total Convertible Bonds & Notes (cost-$151,984,965)	164,614,287

SHORT-TERM INVESTMENT—1.9%
	Time Deposit—1.9%
20,980	JPMorgan Chase & Co.-Nassau, 0.03%, 12/1/14 (cost-$20,979,754)	20,979,754

	Total Investments (cost-$1,085,635,380) (g)—100.0%	$1,114,376,822

AllianzGI Convertible & Income Fund

November 30, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are value at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(b)	Perpetual maturity. The date shown, if any, is the next call date.

(c)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $135,270,392, representing 12.1% of total investments.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At November 30, 2014, the cost basis of portfolio securities for federal income tax purposes was $1,092,555,585. Gross unrealized appreciation was $77,700,027 gross unrealized depreciation was $55,878,790 and net unrealized appreciation was $21,821,237. Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

AllianzGI Convertible & Income Fund

November 30, 2014 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable, the values are categorized as Level 3.

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2014 (unaudited) (continued)

A summary of the inputs used at November 30, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at 11/30/14
Investments in Securities—Assets
Convertible Preferred Stock:
Automobiles	$—	$—	$14,875,120	$14,875,120
Banks	30,164,375	—	35,426,047	65,590,422
Energy Equipment & Services	—	—	16,850,443	16,850,443
Food Products	—	—	16,471,389	16,471,389
Health Care Equipment & Supplies	—	—	18,769,682	18,769,682
Health Care Providers & Services	—	—	20,280,090	20,280,090
Internet Software & Services	—	—	16,010,820	16,010,820
Metals & Mining	1,365,280	15,668,586	—	17,033,866
Multiline Retail	—	—	17,957,917	17,957,917
Oil, Gas & Consumable Fuels	—	8,015,347	14,853,909	22,869,256
Pharmaceuticals	—	—	40,605,942	40,605,942
Semiconductors & Semiconductor Equipment	—	—	37,278,060	37,278,060
Technology Hardware, Storage & Peripherals	—	—	20,280,231	20,280,231
All Other	153,438,498	—	—	153,438,498
Corporate Bonds & Notes	—	450,471,045	—	450,471,045
Convertible Bonds & Notes	—	164,614,287	—	164,614,287
Short-Term Investment	—	20,979,754	—	20,979,754

Totals	$184,968,153	$659,749,019	$269,659,650	$1,114,376,822

At November 30, 2014, the Fund had no transfers between Levels 1 and 2.

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2014 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2014, was as follows:

	Beginning Balance 2/28/14	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 11/30/14
Investments in Securities—Assets
Convertible Preferred Stock:
Automobiles	$13,802,523	$4,474,514	$—	$—	$—	$(3,401,917)	$—	$—	$14,875,120
Banks	15,935,338	20,061,560	—	—	—	(570,851)	—	—	35,426,047
Computers & Peripherals	12,985,586	—	(13,019,681)†	—	—	34,095	—	—	—
Energy Equipment & Services	39,698,096	—	(22,376,924)	—	3,560,974	(4,031,703)	—	—	16,850,443
Food Products	—	16,381,771	—	—	—	89,618	—	—	16,471,389
Health Care Equipment & Supplies	—	17,767,244	—	—	—	1,002,438	—	—	18,769,682
Health Care Providers & Services	—	18,043,098	—	—	—	2,236,992	—	—	20,280,090
Household Durables	14,324,200	—	(13,840,543)†	—	—	(483,657)	—	—	—
Insurance	14,641,250	—	(14,915,891)	—	1,319,888	(1,045,247)	—	—	—
Internet & Catalog Retail	14,992,436	—	(13,224,046)	—	2,121,459	(3,889,849)	—	—	—
Internet Software & Services	—	18,022,212	—	—	—	(2,011,392)	—	—	16,010,820
Multiline Retail	17,715,255	—	—	—	—	242,662	—	—	17,957,917
Oil, Gas & Consumable Fuels	18,189,826	—	—	—	—	(3,335,917)	—	—	14,853,909
Pharmaceuticals	17,363,636	16,702,079	—	—	—	6,540,227	—	—	40,605,942
Semiconductors & Semiconductor Equipment	—	36,882,342	—	—	—	395,718	—	—	37,278,060
Technology Hardware, Storage & Peripherals	—	16,735,165	—	—	—	3,545,066	—	—	20,280,231

Totals	$179,648,146	$165,069,985	$(77,377,085)	$—	$7,002,321	$(4,683,717)	$—	$—	$269,659,650

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2014:

	Ending Balance at 11/30/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Convertible Preferred Stock	$269,659,650	Third-Party Pricing Vendor	Single Broker Quote	$16.49-$726.89

†	Conversion

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2014 was $2,018,191.

Glossary :

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date:	January 26, 2015

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date:	January 26, 2015

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	January 26, 2015